Exhibit 99.1

Porsche Innovative Lease Owner Trust 2026-1 (PILOT 2026-1)

Monthly Servicer's Certificate

Collection Period Ended	8/31/2026

DATES

Collection Period No.	3
	Begin	End	# days
Collection Period	8/1/2026	8/31/2026	31
Determination Date	9/17/2026
Record Date	9/18/2026
Payment Date	9/21/2026
Monthly Interest Period - Actual/360	8/20/2026	9/21/2026	32
Monthly Interest - 30/360	8/20/2026	9/21/2026	30

SUMMARY

	Initial	Beginning	Principal	Ending		Ending Balance
	Balance	Balance	Payment	Balance	Note Factor	per $1000 Initial Face Amount
Class A-1 Notes	144,000,000.00	60,340,703.48	22,179,059.37	38,161,644.11	0.2650114	265.0114174
Class A-2a Notes	278,500,000.00	278,500,000.00	-	278,500,000.00	1.0000000	1000.00000000
Class A-2b Notes	75,000,000.00	75,000,000.00	-	75,000,000.00	1.0000000	1000.00000000
Class A-3 Notes	353,500,000.00	353,500,000.00	-	353,500,000.00	1.0000000	1000.00000000
Class A-4 Notes	60,000,000.00	60,000,000.00	-	60,000,000.00	1.0000000	1000.00000000
Total Note Balance	911,000,000.00	827,340,703.48	22,179,059.37	805,161,644.11
Overcollateralization	136,127,002.03	146,597,780.28		146,597,780.28
Total Securitization Value	1,047,127,002.03	973,938,483.76		951,759,424.39
Present Value of Lease Payment				435,138,714.90
Present Value of Residual Value				516,620,709.49

	Amount	Percentage
Initial Overcollateralization Amount	136,127,002.03	13.00%
Target Overcollateralization Amount	146,597,780.28	14.00%
Current Overcollateralization Amount	146,597,780.28	14.00%

			Interest	Principal Payment
	Interest Rate	Interest	per $1000 Initial Face Amount	per $1000 Initial Face Amount	Interest & Principal Payment
Class A-1 Notes	3.839%	205,909.30	1.4299257	154.0212456	22,384,968.67
Class A-2a Notes	4.100%	951,541.67	3.4166667	-	951,541.67
Class A-2b Notes	3.989%	265,922.67	3.5456356	-	265,922.67
Class A-3 Notes	4.410%	1,299,112.50	3.6750000	-	1,299,112.50
Class A-4 Notes	4.460%	223,000.00	3.7166667	-	223,000.00
Total		2,945,486.14			25,124,545.51

AVAILABLE FUNDS
Lease Payments Received	21,149,852.11
Net Sales Proceeds-early terminations (incl. Defaulted Leases)	11,330,441.13
Net Sales Proceeds-scheduled terminations	-
Thereof excess wear and tear received	10,952.21
Thereof excess mileage charges received	3,082.20
Subtotal	32,494,327.65
Reallocation Amount	-
Advances made by the Servicer	-
Investment Earnings	122,547.59
Total Available Funds	32,616,875.24
Reserve Account Draw	-
Available for Distribution	32,616,875.24

DISTRIBUTIONS

(1) Reimbursement of Previous Advances	-
(2) Total Servicing Fee and Investment Earnings	934,162.99				(from Indenture Trustee to Servicer)
(3) Total Trustees and Asset Representations Reviewer (ARR) Fees	866.67				(from Indenture Trustee to Trustees and ARR)
(4) Interest Distributable Amount Class A Notes	2,945,486.14				(from Indenture Trustee to Noteholders)
Targeted Note Balance		805,161,644.11
(5) Principal Distribution Amount	22,179,059.37				(from Indenture Trustee to Noteholders)
(6) To Reserve Fund to reach the Reserve Fund Required Amount	-				(from Indenture Trustee to Reserve Account)
(7) Total Trustees and Asset Representations Reviewer Fees [not previously paid under (3)]	-				(from Indenture Trustee to Trustees and ARR)
(8) Excess Collections to Certificateholders	6,557,300.07				(from Indenture Trustee to Servicer)
Total Distribution	32,616,875.24

DISTRIBUTION DETAIL

	Prior Period Shortfall	Amount Due	Amount Paid	Shortfall
Total Servicing	-	811,615.40	811,615.40	-	(from Indenture Trustee to Servicer)
Investment Earnings	-	122,547.59	122,547.59	-	(from Indenture Trustee to Servicer)
Trustee Fee - Indenture	-	416.67	416.67	-	(from Indenture Trustee to Trustees)
Trustee Fee - Owner	-	450.00	450.00	-	(from Indenture Trustee to Trustees)
Trustee Fee - Origination	-	-	-	-	(from Indenture Trustee to Trustees)
Asset Representations Reviewer Fee	-	-	-	-	(from Indenture Trustee to ARR)

Monthly Interest Distributable Amount
thereof on Class A-1 Notes	-	205,909.30	205,909.30	-	(from Indenture Trustee to Noteholders)
thereof on Class A-2a Notes	-	951,541.67	951,541.67	-	(from Indenture Trustee to Noteholders)
thereof on Class A-2b Notes	-	265,922.67	265,922.67	-	(from Indenture Trustee to Noteholders)
thereof on Class A-3 Notes	-	1,299,112.50	1,299,112.50	-	(from Indenture Trustee to Noteholders)
thereof on Class A-4 Notes	-	223,000.00	223,000.00	-	(from Indenture Trustee to Noteholders)

Interest Carryover Shortfall Amount
thereof on Class A-1 Notes	-	-	-	-	(from Indenture Trustee to Noteholders)
thereof on Class A-2a Notes	-	-	-	-	(from Indenture Trustee to Noteholders)
thereof on Class A-2b Notes	-	-	-	-	(from Indenture Trustee to Noteholders)
thereof on Class A-3 Notes	-	-	-	-	(from Indenture Trustee to Noteholders)
thereof on Class A-4 Notes	-	-	-	-	(from Indenture Trustee to Noteholders)
Interest Distributable Amount Class A Notes	-	2,945,486.14	2,945,486.14	0.00

Principal Distribution Amount	-	22,179,059.37	22,179,059.37	-	(from Indenture Trustee to Noteholders)

RESERVE FUND AND INVESTMENT EARNINGS

Reserve Fund

Reserve Fund Required Amount	2,617,817.51

Reserve Fund Amount - Beginning Balance	2,617,817.51
plus top up Reserve Fund up to the Required Amount	-
plus Net Investment Earnings for the Collection Period	7,561.05
minus Net Investment Earnings	7,561.05
minus Reserve Fund Draw Amount	-
Reserve Fund Amount - Ending Balance	2,617,817.51

Reserve Fund Deficiency	-

Investment Earnings

Net Investment Earnings on the Reserve Fund	7,561.05
Net Investment Earnings on the Collection Account	114,986.54
Investment Earnings for the Collection Period	122,547.59

NOTICE TO INVESTORS

POOL STATISTICS

Pool Data		Number of
	Amount	Receivables
Cutoff Date Securitization Value	1,047,127,002.03	12,617

Securitization Value beginning of Collection Period	973,938,483.76	12,297
Payments	12,796,792.29	12,109
Terminations- Early	9,382,267.08	94
Terminations- Scheduled	-	-
Repurchase Amounts	-	-
Gross Losses	-	-
Securitization Value end of Collection Period	951,759,424.39	12,203

Pool Factor	90.89%

	As of Cutoff Date	Previous	Current
Weighted Average Securitization Rate	10.55%	10.54%	10.54%
Weighted Average Remaining Term (months)	27.56	24.46	23.47
Weighted Average Seasoning (months)	10.02	13.01	13.99
Aggregate Base Residual Value	658,311,455.14	636,883,817.84	630,552,475.84

Monthly Turn-in Ratio			11.70%
Cumulative Turn-in Ratio			7.04%

Delinquency Profile
	Amount	Number of Contracts	Percentage
Current	950,917,766.30	12,195	99.91%
31-60 Days Delinquent	723,276.49	7	0.08%
61-90 Days Delinquent	118,381.60	1	0.01%
91-120 Days Delinquent	-	-	0.00%
Total	951,759,424.39	12,203	100.00%

Total 30+ Days Delinquent	841,658.09	8	0.09%
Total 60+ Days Delinquent	118,381.60	1	0.01%
Delinquency Trigger (60+ Days)			4.50%
Delinquency Trigger Occcured			No

Credit Loss
	Current
Securitization Value of Credit-Loss Contracts BOP	-
Less Liquidation Proceeds	-
Less Recoveries	-
Current Net Credit Loss/(Gain)	-
Cumulative Net Credit Loss/(Gain)	59,867.79
Cumulative Net Credit Loss/(Gain) as % of Cutoff Date Securitization Value	0.01%

Residual Loss
	Current
Number of vehicles turned-in	11
Securitization Value of turned-in vehicles	658,680.80
Less sales proceeds and other payments received during period	892,606.40
Current Residual Loss/(Gain)	(233,925.60)
Current Residual Loss/(Gain) %	-35.51%
Cumulative Residual Loss/(Gain)	(632,256.97)
Cumulative Residual Loss/(Gain) as % of Cut-off Date Securitization Value	-0.06%

ABS Prepayment Speed	0.84%

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Number of Reallocated Units	-
Aggregate Securitization Value of Reallocated Units	-

Reallocated Units Related to Postmaturity Term Extension
None in the current month

Number of Reallocated Units	-
Aggregate Securitization Value of Reallocated Units	-

Summary of Material Breaches by the Issuer of Covenants
None in the current month